UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund:    BlackRock Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Capital Markets — 0.2%
State Street Capital Trust IV, 1.25%, 6/01/77 (a)	$1,075	$812,163
Commercial Banks — 0.1%
Wachovia Capital Trust III, 5.57% (a)(b)	225	205,875
Diversified Financial Services — 1.4%
General Electric Capital Corp., 5.25% (a)(b)	900	846,000
JPMorgan Chase & Co.:
6.00% (a)(b)	1,325	1,267,031
7.90% (a)(b)	1,500	1,653,750
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	531,250

		4,298,031
Insurance — 1.2%
American International Group, Inc., 8.18%, 5/15/68 (a)	190	229,900
Lincoln National Corp., 7.00%, 5/17/66 (a)	875	891,406
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	731,897
Pacific Life Insurance Co., 9.25%, 6/15/39 (c)	605	840,170
Prudential Financial, Inc., 8.88%, 6/15/68 (a)	850	1,033,813

		3,727,186
Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	1,800	1,782,000
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)	1,090	1,204,450
Total Capital Trusts — 3.9%		12,029,705

Corporate Bonds
Aerospace & Defense — 1.1%
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,239,203
United Technologies Corp.:
1.80%, 6/01/17	820	832,639
6.05%, 6/01/36	450	528,411
4.50%, 6/01/42	740	718,604

		3,318,857
Air Freight & Logistics — 0.3%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	953	961,094
Airlines — 0.7%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (c)	1,025	1,035,250
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	925	899,563

Corporate Bonds	Par (000)	Value
Airlines (concluded)
Virgin Australia 2013-1A Trust, 5.00%, 10/23/25 (c)	$325	$335,563

		2,270,376
Auto Components — 0.4%
Delphi Corp., 5.00%, 2/15/23	1,125	1,157,344
Automobiles — 1.6%
Daimler Finance North America LLC:
2.30%, 1/09/15 (c)	800	811,114
1.25%, 1/11/16 (c)	2,300	2,301,624
Ford Motor Co., 7.45%, 7/16/31	669	819,303
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	859,591

		4,791,632
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,800	1,664,942
Biotechnology — 0.8%
Amgen, Inc.:
1.88%, 11/15/14 (d)	1,975	1,997,007
5.38%, 5/15/43	520	533,892

		2,530,899
Capital Markets — 4.5%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	366,518
Credit Suisse AG, 6.50%, 8/08/23 (c)	1,000	1,063,750
The Goldman Sachs Group, Inc.:
6.25%, 9/01/17	635	726,986
6.15%, 4/01/18	875	1,003,342
2.90%, 7/19/18	2,275	2,315,208
5.75%, 1/24/22	165	185,739
6.25%, 2/01/41	725	835,490
Morgan Stanley:
0.75%, 10/15/15 (a)	2,050	2,045,672
6.25%, 8/28/17	885	1,012,643
7.30%, 5/13/19	1,625	1,973,413
5.63%, 9/23/19	265	301,222
5.50%, 7/28/21	10	11,175
5.00%, 11/24/25	800	802,392
State Street Corp., 3.70%, 11/20/23	750	744,103
UBS AG, 2.25%, 1/28/14	655	655,843

		14,043,496
Chemicals — 0.3%
LyondellBasell Industries NV, 5.00%, 4/15/19	825	916,262
Commercial Banks — 6.0%
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,592,682

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO General Obligation Bonds LIBOR London Interbank Offered Rate OTC Over-the-counter	RB Revenue Bonds TBA To-be-announced

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.95%, 11/09/22	$1,050	$1,017,439
4.63%, 12/01/23	625	629,386
Fifth Third Bancorp, 4.30%, 1/16/24	600	587,665
HSBC Bank USA, N.A., 4.63%, 4/01/14	5,500	5,556,633
HSBC Holdings PLC, 6.80%, 6/01/38	755	928,766
ING Bank NV:
2.38%, 6/09/14 (c)	850	857,175
3.00%, 9/01/15 (c)	1,625	1,676,595
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	642,009
Nordea Bank AB, 2.13%, 1/14/14 (d)	1,100	1,100,606
Regions Financial Corp., 5.75%, 6/15/15	550	586,038
Santander Holdings USA, Inc., 3.45%, 8/27/18	425	435,907
SunTrust Banks, Inc., 2.35%, 11/01/18	525	522,219
Wells Fargo & Co.:
3.68%, 6/15/16 (e)	300	319,423
3.50%, 3/08/22	1,500	1,500,396
3.45%, 2/13/23	405	382,901
4.13%, 8/15/23	350	345,047

		18,680,887
Commercial Services & Supplies — 0.7%
The ADT Corp., 2.25%, 7/15/17	400	393,625
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,712,707

		2,106,332
Communications Equipment — 0.3%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	777,563
Computers & Peripherals — 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14	545	554,055
Consumer Finance — 2.0%
Capital One Financial Corp.:
2.15%, 3/23/15	2,900	2,948,085
1.00%, 11/06/15	475	474,793
Discover Bank, 4.20%, 8/08/23	500	493,155
Discover Financial Services, 3.85%, 11/21/22	650	616,311
SLM Corp., 3.88%, 9/10/15	1,700	1,757,375

		6,289,719
Diversified Financial Services — 10.9%
Bank of America Corp.:
6.50%, 8/01/16 (d)	3,330	3,759,863
5.63%, 10/14/16	325	362,174
5.75%, 12/01/17	1,755	1,997,388
5.70%, 1/24/22	2,125	2,405,192
BP Capital Markets PLC, 3.13%, 10/01/15 (d)	2,875	3,003,653
Citigroup, Inc.:
5.50%, 10/15/14	1,800	1,866,866
4.75%, 5/19/15	371	390,385
5.30%, 1/07/16	768	830,150
4.45%, 1/10/17	1,675	1,815,363
6.00%, 10/31/33	100	105,423
6.13%, 8/25/36	100	106,617
6.68%, 9/13/43	300	345,188
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,834,584
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	2,350	2,410,729
1.70%, 5/09/16	700	708,009
8.13%, 1/15/20	1,400	1,750,630

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp.:
6.75%, 3/15/32	$1,075	$1,331,178
6.15%, 8/07/37 (d)	715	834,176
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,263,941
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (c)	750	765,054
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	825	858,000
ING US, Inc., 2.90%, 2/15/18	775	792,659
JPMorgan Chase & Co.:
6.30%, 4/23/19	1,035	1,221,563
3.20%, 1/25/23	1,275	1,208,733
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	1,350	1,485,302
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	568	584,667

		34,037,487
Diversified Telecommunication Services — 4.6%
AT&T Inc.:
6.50%, 9/01/37	877	986,567
4.30%, 12/15/42	364	308,759
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	989,455
Qwest Corp., 7.50%, 10/01/14	1,075	1,128,361
Telecom Italia Capital SA:
7.20%, 7/18/36	194	186,725
7.72%, 6/04/38	194	194,000
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,401,008
Verizon Communications, Inc.:
3.65%, 9/14/18	3,500	3,704,974
5.15%, 9/15/23	725	778,427
6.40%, 9/15/33	1,375	1,581,416
6.25%, 4/01/37	850	941,939
3.85%, 11/01/42	425	347,142
6.55%, 9/15/43	775	906,718
Verizon Global Funding Corp., 7.75%, 12/01/30	750	957,933

		14,413,424
Electric Utilities — 6.8%
Allegheny Energy Supply Co. LLC, 5.75%, 10/15/19 (c)	1,150	1,226,246
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	421,250
Carolina Power & Light Co., 6.30%, 4/01/38	750	910,721
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	508,708
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,751,972
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,256,586
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,259,707
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	745	799,296
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,885,851
Kentucky Utilities Co., 5.13%, 11/01/40	375	396,479
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,459,272
5.75%, 4/01/18	1,475	1,683,702
Mississippi Power Co., 4.25%, 3/15/42	400	347,008
Northern States Power Co., 6.20%, 7/01/37	725	867,664
Ohio Power Co., 6.60%, 3/01/33	675	784,665
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22	650	652,934
5.30%, 6/01/42	700	727,852
PacifiCorp, 6.00%, 1/15/39	450	521,309

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Progress Energy, Inc.:
4.88%, 12/01/19	$1,075	$1,181,202
3.15%, 4/01/22	775	746,217
Southern California Edison Co., 5.35%, 7/15/35	825	897,723

		21,286,364
Energy Equipment & Services — 1.8%
Ensco PLC, 3.25%, 3/15/16	1,600	1,670,472
Transocean, Inc.:
4.95%, 11/15/15	900	964,116
5.05%, 12/15/16	1,150	1,270,372
6.50%, 11/15/20	1,575	1,798,555

		5,703,515
Food & Staples Retailing — 1.1%
Tesco PLC, 5.50%, 11/15/17 (c)	1,840	2,039,596
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	733,275
6.50%, 8/15/37	385	481,608
6.20%, 4/15/38	230	276,425

		3,530,904
Food Products — 0.3%
Kraft Foods Group, Inc.:
6.88%, 1/26/39	368	448,165
5.00%, 6/04/42	495	487,967

		936,132
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,025,167
Health Care Equipment & Supplies — 1.3%
Covidien International Finance SA:
1.35%, 5/29/15	800	805,869
6.00%, 10/15/17	2,300	2,634,793
2.95%, 6/15/23	525	485,659

		3,926,321
Health Care Providers & Services — 0.7%
Coventry Health Care, Inc., 5.45%, 6/15/21	850	945,731
WellPoint, Inc., 4.35%, 8/15/20	1,275	1,347,563

		2,293,294
Independent Power Producers & Energy Traders — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	968,937
Industrial Conglomerates — 0.9%
Eaton Corp.:
2.75%, 11/02/22	975	909,537
4.15%, 11/02/42	375	333,126
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,058,222
Tyco Electronics Group SA, 3.50%, 2/03/22	600	570,033

		2,870,918
Insurance — 6.0%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	646,597
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	892,242
American International Group, Inc.:
4.88%, 9/15/16	500	549,163
3.80%, 3/22/17	900	961,109
5.45%, 5/18/17	725	810,347
5.85%, 1/16/18 (d)	1,530	1,754,987
3.38%, 8/15/20	1,000	1,005,816
6.40%, 12/15/20	485	573,203
4.88%, 6/01/22	210	225,713

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Genworth Holdings, Inc.:
6.52%, 5/22/18	$200	$227,483
7.63%, 9/24/21	330	392,698
4.80%, 2/15/24	450	444,492
Manulife Financial Corp., 4.90%, 9/17/20	750	805,013
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	824,011
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)(d)	6,000	6,067,740
Prudential Financial, Inc.:
5.40%, 6/13/35	1,000	1,032,870
5.70%, 12/14/36	175	187,990
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,296,108

		18,697,582
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	569,696
Life Sciences Tools & Services — 0.7%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,348,939
6.00%, 3/01/20	820	942,197

		2,291,136
Machinery — 0.3%
AGCO Corp., 5.88%, 12/01/21	775	827,596
Media — 5.2%
Comcast Corp.:
4.25%, 1/15/33	650	603,797
6.50%, 11/15/35	550	641,522
6.55%, 7/01/39	500	591,968
4.50%, 1/15/43	225	203,247
COX Communications, Inc.:
2.95%, 6/30/23 (c)	925	808,303
8.38%, 3/01/39 (c)	625	757,984
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/20	800	871,178
3.80%, 3/15/22	1,905	1,830,012
6.38%, 3/01/41	229	237,440
Discovery Communications LLC, 3.70%, 6/01/15	1,175	1,222,647
Grupo Televisa SAB, 6.63%, 1/15/40	900	955,744
News America, Inc., 6.40%, 12/15/35	781	887,805
Omnicom Group, Inc.:
4.45%, 8/15/20	328	348,127
3.63%, 5/01/22	381	368,959
TCM Sub LLC, 3.55%, 1/15/15 (c)	1,750	1,798,801
Time Warner Cable, Inc.:
7.50%, 4/01/14	1,425	1,448,658
8.25%, 4/01/19	695	814,196
Time Warner, Inc., 6.25%, 3/29/41	682	757,349
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	820	849,725

		15,997,462
Metals & Mining — 2.0%
Barrick Gold Corp., 4.10%, 5/01/23	475	429,348
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	1,175	1,180,097
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20	550	534,343
3.55%, 3/01/22	1,530	1,454,112
3.88%, 3/15/23	600	567,387

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	$550	$676,425
Southern Copper Corp., 6.75%, 4/16/40	450	435,718
Teck Resources Ltd., 6.25%, 7/15/41	800	796,344

		6,073,774
Multiline Retail — 0.4%
Dollar General Corp., 3.25%, 4/15/23	1,300	1,195,826
Multi-Utilities — 1.7%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	991,794
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,774,813
NiSource Finance Corp., 5.25%, 2/15/43	440	427,609
Pacific Gas & Electric Co., 3.85%, 11/15/23	575	571,907
PSEG Power LLC, 4.30%, 11/15/23	580	577,395
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,043,852

		5,387,370
Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.:
5.75%, 6/15/14	900	918,877
6.38%, 9/15/17	1,545	1,773,767
Canadian Natural Resources Ltd., 5.90%, 2/01/18	1,700	1,935,023
Continental Resources, Inc.:
7.13%, 4/01/21	460	521,525
5.00%, 9/15/22	790	820,613
DCP Midstream LLC:
5.35%, 3/15/20 (c)	260	271,741
4.75%, 9/30/21 (c)	161	160,929
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	609,075
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	390	447,883
Energy Transfer Partners LP:
5.20%, 2/01/22	1,130	1,189,657
6.50%, 2/01/42	560	601,862
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	520,564
6.45%, 9/01/40	800	921,038
5.70%, 2/15/42	490	516,609
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,400	1,648,578
Noble Holding International Ltd., 3.95%, 3/15/22	480	469,256
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	1,030,402
7.50%, 1/15/20	120	145,677
Plains Exploration & Production Co., 6.50%, 11/15/20	400	441,752
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,030,562
Shell International Finance BV, 6.38%, 12/15/38	800	993,591
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,251,884
TransCanada PipeLines Ltd., 3.75%, 10/16/23	850	828,459
Valero Energy Corp., 6.63%, 6/15/37	426	485,953
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,098,081
The Williams Cos., Inc.:
7.88%, 9/01/21	550	634,211
3.70%, 1/15/23	625	545,505
7.75%, 6/15/31	186	199,433
8.75%, 3/15/32	155	180,965
Williams Partners LP:
4.50%, 11/15/23	1,300	1,291,167
6.30%, 4/15/40	225	241,810

		23,726,449
Paper & Forest Products — 0.5%
International Paper Co., 7.95%, 6/15/18	1,150	1,396,896

Corporate Bonds	Par (000)	Value
Pharmaceuticals — 4.9%
AbbVie, Inc.:
1.75%, 11/06/17	$2,220	$2,216,197
2.90%, 11/06/22	1,805	1,687,054
Allergan, Inc., 5.75%, 4/01/16	550	608,421
Express Scripts Holding Co., 2.10%, 2/12/15	775	786,232
Hospira, Inc., 5.20%, 8/12/20	900	933,763
Merck & Co., Inc., 6.55%, 9/15/37	250	311,718
Mylan, Inc.:
2.60%, 6/24/18 (c)	968	968,560
6.00%, 11/15/18 (c)	1,780	1,896,759
Perrigo Co. PLC, 4.00%, 11/15/23 (c)	750	735,821
Pfizer, Inc., 3.00%, 6/15/23	950	892,592
Roche Holding, Inc., 6.00%, 3/01/19 (c)	1,074	1,256,832
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	400	438,134
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	1,140	1,118,135
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	425	404,135
Wyeth LLC, 5.95%, 4/01/37	800	927,356

		15,181,709
Professional Services — 0.6%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,313,991
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	590,930

		1,904,921
Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.:
4.63%, 4/01/15	1,000	1,045,932
4.70%, 3/15/22	575	574,739
3.50%, 1/31/23	525	478,666
5.00%, 2/15/24	650	654,806
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	993,094
DDR Corp.:
4.75%, 4/15/18	280	302,047
7.88%, 9/01/20	350	432,382
HCP, Inc., 3.75%, 2/01/16	525	551,673
Host Hotels & Resorts LP:
5.88%, 6/15/19	770	835,645
6.00%, 10/01/21	725	789,395
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	907,078
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	704,306
10.35%, 4/01/19	280	378,888
2.75%, 2/01/23	480	438,624
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	600	573,721
4.75%, 6/01/21	845	886,507

		10,547,503
Road & Rail — 1.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	500	548,697
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,301,441
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	605,522
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	370	344,700
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 7/11/14 (c)	475	478,866
3.13%, 5/11/15 (c)	1,500	1,542,720

		4,821,946
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17	550	544,080

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Software (concluded)
Oracle Corp., 3.63%, 7/15/23	$800	$793,574

		1,337,654
Specialty Retail — 0.9%
QVC, Inc.:
7.50%, 10/01/19 (c)	865	932,338
7.38%, 10/15/20 (c)	310	334,208
4.38%, 3/15/23	1,700	1,589,401

		2,855,947
Tobacco — 1.8%
Altria Group, Inc.:
9.95%, 11/10/38	46	70,168
10.20%, 2/06/39	221	344,808
5.38%, 1/31/44	550	552,278
BAT International Finance PLC, 1.40%, 6/05/15 (c)	1,200	1,210,094
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	939,379
Lorillard Tobacco Co.:
8.13%, 6/23/19	750	913,609
7.00%, 8/04/41	350	380,627
Philip Morris International, Inc., 3.60%, 11/15/23	1,075	1,040,547

		5,451,510
Wireless Telecommunication Services — 4.0%
Alltel Corp., 7.88%, 7/01/32	470	611,900
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,259,375
2.38%, 9/08/16	3,140	3,231,594
3.13%, 7/16/22	650	600,046
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	297,145
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	386,171
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,625,930
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,296,432
Vodafone Group PLC, 5.75%, 3/15/16	2,000	2,196,290

		12,504,883
Total Corporate Bonds — 90.6%		281,825,781

Foreign Agency Obligations
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	714,546
Nakilat, Inc., 6.07%, 12/31/33 (c)	25	26,125
Nexen, Inc., 6.40%, 5/15/37	495	563,466
Petrobras International Finance Co.:
2.88%, 2/06/15	775	786,627
3.88%, 1/27/16	700	720,623
5.88%, 3/01/18	2,350	2,504,595
7.88%, 3/15/19	450	509,734
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,744,625
3.50%, 1/30/23	650	595,563
Total Foreign Agency Obligations — 2.6%		8,165,904

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 5.63%, 1/07/41	778	754,660
Colombia — 0.3%
Republic of Colombia, 2.63%, 3/15/23	1,200	1,051,200

Foreign Government Obligations	Par (000)	Value
Indonesia — 0.2%
Republic of Indonesia, 4.88%, 5/05/21	$500	$495,000
Mexico — 1.7%
United Mexican States:
5.88%, 2/17/14	1,775	1,782,987
4.00%, 10/02/23	1,100	1,089,000
4.75%, 3/08/44	2,525	2,275,656

		5,147,643
South Africa — 0.2%
Republic of South Africa, 5.88%, 9/16/25	525	546,000
Total Foreign Government Obligations — 2.6%		7,994,503

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,115,570
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,341,675
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,472,344
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,262,556
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,107,444
State of California GO:
7.30%, 10/01/39	510	641,371
7.63%, 3/01/40	150	197,487
7.60%, 11/01/40	430	567,690
State of Illinois GO, 4.42%, 1/01/15	1,100	1,135,222
Total Taxable Municipal Bonds — 2.8%		8,841,359

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (d)(f)	815	692,987

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 5/15/43	1,522	1,233,534
3.63%, 8/15/43	1,075	1,015,203
U.S. Treasury Notes:
0.75%, 2/28/18	175	170,393
1.38%, 6/30/18 (d)	680	674,847
Total U.S. Treasury Obligations — 1.0%		3,093,977
Total Long-Term Investments (Cost — $311,856,263) — 103.7%		322,644,216

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (g)	4,732,739	4,732,739
Total Short-Term Securities (Cost — $4,732,739) — 1.5%		4,732,739

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	5

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Value
(Cost — $ 2,083,547) — 0.7%	$2,175,246
Total Investments Before Options Written (Cost — $ 318,672,549*) — 105.9%	329,552,201

Options Written	Value
(Premiums Received — $1,438,530) — (0.5)%	$(1,581,490)
Total Investments Net of Options Written — 105.4%	327,970,711
Liabilities in Excess of Other Assets — (5.4)%	(16,730,434)

Net Assets — 100.0%	$311,240,277

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$318,722,273

Gross unrealized appreciation	$15,029,376
Gross unrealized depreciation	(4,199,448)

Net unrealized appreciation	$10,829,928

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Zero-coupon bond.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.30%	3/07/13	Open	$5,955,000	$5,969,888
UBS Securities LLC	0.30%	3/07/13	Open	1,078,000	1,080,695
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	1,933,000	1,937,820
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	3,678,000	3,687,170
UBS Securities LLC	0.32%	4/30/13	Open	843,700	845,545
Deutsche Bank Securities, Inc.	0.32%	5/02/13	Open	1,732,725	1,736,483
Deutsche Bank Securities, Inc.	0.32%	5/03/13	Open	2,929,906	2,936,235
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	8/01/13	Open	680,850	681,110
Deutsche Bank Securities, Inc.	0.05%	10/03/13	Open	670,338	670,421
Total				$19,501,519	$19,545,367

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
67	Ultra Treasury Bonds	Chicago Board of Trade	March 2014	$9,128,750	$(157,889)
72	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	$15,826,500	(29,534)
152	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	$18,135,500	(232,015)
(148)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$18,210,938	113,260
(15)	U.S. Treasury Bonds (20 Year)	Chicago Board of Trade	March 2014	$1,924,688	31,581
Total					$(274,597)

6	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series C Portfolio

•	OTC interest rate swaptions purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Credit Suisse International	Call	2.85%	Receive	3-month LIBOR	4/30/14	$3,900	$14,389
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.25%	Receive	3-month LIBOR	7/11/14	$1,800	6,103
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.25%	Receive	3-month LIBOR	8/01/14	$1,700	6,851
30-Year Interest Rate Swap	Credit Suisse International	Call	3.83%	Receive	3-month LIBOR	10/03/14	$2,600	72,215
10-Year Interest Rate Swap	Credit Suisse International	Put	2.85%	Pay	3-month LIBOR	4/30/14	$3,900	148,944
30-Year Interest Rate Swap	Credit Suisse International	Put	3.83%	Pay	3-month LIBOR	10/03/14	$2,600	187,209
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	$3,500	180,850
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	$41,400	1,558,685
Total								$2,175,246

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	2/02/17	$7,000	$(126,719)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	$82,800	(1,454,771)
Total								$(1,581,490)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.44%[1]	3-month LIBOR	Chicago Mercantile	8/29/14	$7,400	$(17,073)
0.64%[1]	3-month LIBOR	Chicago Mercantile	9/09/15	$18,800	(104,274)
1.45%[1]	3-month LIBOR	Chicago Mercantile	10/28/18	$2,700	25,978
2.79%[1]	3-month LIBOR	Chicago Mercantile	11/18/23	$2,100	43,107
Total					$(52,262)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps – buy protection outstanding as of December 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CIGNA Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(33,455)	$(2,044)	$(31,411)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(42,946)	(25,426)	(17,520)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(22,380)	14,825	(37,205)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(42,155)	(8,775)	(33,380)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(36,891)	(19,740)	(17,151)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(37,267)	(21,033)	(16,234)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	$500	6,834	12,025	(5,191)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	$400	5,468	10,138	(4,670)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	$350	(5,357)	7,214	(12,571)
Exelon Corp.	1.00%	Barclays Bank PLC	12/20/18	$275	5,272	5,989	(717)
Exelon Generation Co. LLC	1.00%	Barclays Bank PLC	12/20/18	$200	3,834	3,710	124
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	12/20/18	$475	9,105	11,666	(2,561)
Exelon Generation Co. LLC	1.00%	JPMorgan Chase Bank N.A.	12/20/18	$400	7,668	9,824	(2,156)
Total					$(182,270)	$(1,627)	$(180,643)

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	7

Schedule of Investments (continued)	Series C Portfolio

•	OTC credit default swaps — sold protection outstanding as of December 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	$200	$2,630	$(7,681)	$10,311
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	37,575	4,381	33,194
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	$1,200	33,302	(2,228)	35,530
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	28,477	(8,567)	37,044
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$500	3,735	(4,453)	8,188
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$500	3,734	(2,914)	6,648
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$350	2,614	(813)	3,427
Total						$112,067	$(22,275)	$134,342

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Depreciation
0.41%[1]	3-month LIBOR	Goldman Sachs Bank USA	2/08/15	$6,600	$(14,560)	—	$(14,560)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$322,644,216	—	$322,644,216
Short-Term Securities	$4,732,739	—	—	4,732,739
Options Purchased:
Interest Rate Contracts	—	2,175,246	—	2,175,246
Total	$4,732,739	$324,819,462	—	$329,552,201

[1] See above Schedule of Investments for values in each security type.

8	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (concluded)	Series C Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$144,841	$69,085	—	$213,926
Credit contracts	—	134,466	—	134,466
Liabilities:
Interest rate contracts	(419,438)	(1,717,397)	—	(2,136,835)
Credit contracts	—	(180,767)	—	(180,767)
Total	$(274,597)	$(1,694,613)	—	$(1,969,210)

[2]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,472	—	—	$4,472
Cash pledged for financial futures contracts	249,000	—	—	249,000
Cash pledged for centrally cleared swaps	150,000	—	—	150,000
Liabilities:
Reverse repurchase agreements	—	$(19,545,367)	—	(19,545,367)
Cash received as collateral for OTC derivatives	—	(100,000)	—	(100,000)
Total	$403,472	$(19,645,367)	—	$(19,241,895)

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	9

Schedule of Investments December 31, 2013 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-5, Class A2A, 0.65%, 3/08/17	$1,305	$1,305,512
Series 2013-5, Class A2B, 0.55%, 3/08/17	1,450	1,450,899
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.27%, 8/15/23 (a)(b)	1,222	1,229,297
SLM Student Loan Trust, Series 2008-4, Class A4, 1.92%, 7/25/22 (b)	7,350	7,667,785
Total Asset-Backed Securities — 4.5%		11,653,493

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 12.1%
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 2/13/46 (b)	6,952	7,101,769
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (b)	1,000	1,060,947
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	10,255	11,483,385
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	544,849
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	5,404	5,878,519
Deutsche Bank Re-REMIC Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)	1,001	1,000,856
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 8/10/42	177	176,428
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	293,234
Series 2006-LDP7, Class A4, 5.86%, 4/15/45 (b)	2,105	2,297,909
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	355	381,907
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (a)	171	171,433
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48	866	872,027

		31,263,263
Interest Only Commercial Mortgage-Backed Securities — 2.1%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46	7,994	593,719
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.93%, 12/10/45 (b)	8,205	861,688
Series 2013-CR13, Class XA, 1.04%, 10/10/46	13,209	847,219
Series 2013-CR7, Class XA, 1.61%, 3/10/46 (b)	4,071	360,620
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.59%, 4/15/46 (b)	4,683	446,962
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.26%, 11/15/46	4,688	382,321

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.83%, 12/15/45 (a)(b)	$17,120	$1,837,984

		5,330,513
Total Non-Agency Mortgage-Backed Securities — 14.2%		36,593,776

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.8%
Fannie Mae, 3.00%, 9/16/14	7,030	7,173,489
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43	538	70,932
Interest Only Commercial Mortgage-Backed Securities — 3.2%
Fannie Mae, Series 2012-M9, Class X1, 4.07%, 12/25/17 (b)	18,096	2,390,887
Freddie Mac:
Series K020, Class X1, 1.47%, 5/25/22 (b)	4,385	412,416
Series K021, Class X1, 1.51%, 6/25/22 (b)	12,032	1,181,061
Series K023, Class X1, 1.31%, 8/25/22 (b)	21,717	1,877,101
Series K024, Class X1, 0.90%, 9/25/22	3,701	221,175
Series K025, Class X1, 0.90%, 10/25/22	2,692	164,079
Series K027, Class X1, 0.84%, 1/25/23 (b)	3,263	188,070
Series KO28, Class X1, 0.38%, 2/25/23	21,347	553,119
Series K711, Class X1, 1.71%, 7/25/19 (b)	12,052	947,552
Series K712, Class X1, 1.39%, 11/25/19 (b)	3,684	242,882

		8,178,342
Mortgage-Backed Securities — 129.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/29 (c)	11,800	11,678,314
3.00%, 1/01/29-1/01/44 (c)	40,138	38,720,129
3.50%, 7/01/27-1/01/44 (c)	38,351	38,377,680
4.00%, 1/01/29-1/01/44 (c)	36,093	37,233,399
4.50%, 1/01/29-1/01/44 (c)	20,021	21,236,789
5.00%, 10/01/35-1/01/44 (c)	8,488	9,220,370
5.50%, 1/01/44 (c)	8,900	9,789,652
6.00%, 2/01/38-1/01/44 (c)	6,469	7,176,266
6.50%, 5/01/36-1/01/44 (c)	1,181	1,318,529
Freddie Mac Mortgage-Backed Securities:
2.77%, 5/01/36 (b)	934	1,003,950
3.00%, 1/01/29-1/01/44 (c)	25,980	24,672,646
3.50%, 7/01/18-1/01/44 (c)	9,035	9,043,572
4.00%, 6/01/18-1/01/44 (c)	20,374	21,053,913
4.50%, 4/01/14-1/01/44 (c)	2,473	2,620,053
5.00%, 5/01/28-1/01/44 (c)	3,127	3,372,698
5.50%, 1/01/28-1/01/44 (c)	2,696	2,941,558
6.00%, 8/01/28-11/01/39	1,866	2,061,977

10	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/44 (c)	$9,700	$9,370,461
3.50%, 9/15/42-1/15/44 (c)	13,238	13,352,413
4.00%, 9/20/41-1/15/44 (c)	23,304	24,261,067
4.50%, 7/15/40-1/15/44 (c)	16,184	17,307,621
5.00%, 7/15/33-1/15/44 (c)	7,064	7,713,551
5.50%, 7/15/38-12/20/41	3,693	4,068,110
6.00%, 1/15/44 (c)	2,100	2,333,625
6.50%, 1/15/44 (c)	10,900	12,154,351

		332,082,694
Total U.S. Government Sponsored Agency Securities — 135.0%		347,505,457

U.S. Treasury Obligations
U.S. Treasury Notes, 0.63%, 9/30/17	2,245	2,198,347
Total U.S. Treasury Obligations — 0.9%		2,198,347
Total Long-Term Investments (Cost — $398,278,108) — 154.6%		397,951,073

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (d)	107,470,938	107,470,938
Total Short-Term Securities (Cost — $107,470,938) — 41.7%		107,470,938
Total Investments Before TBA Sale Commitments (Cost — $505,749,046*) — 196.3%		505,422,011

TBA Sale Commitments(c)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/44	$15,400	$(14,619,172)
3.50%, 1/01/29-1/01/44	20,000	(19,945,762)
4.00%, 1/01/44	18,000	(18,528,750)
4.50%, 1/01/44	3,100	(3,284,668)
5.00%, 1/01/44	1,400	(1,520,422)
5.50%, 1/01/44	1,800	(1,979,930)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/44	9,000	(8,524,688)
4.50%, 1/01/29	600	(636,094)
6.00%, 1/01/44	1,000	(1,105,195)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/44	1,300	(1,255,414)
3.50%, 1/15/44	3,700	(3,732,520)
4.00%, 1/15/44	8,600	(8,941,649)
4.50%, 1/15/44	5,700	(6,089,289)
5.00%, 1/15/44	2,200	(2,384,508)
5.50%, 1/15/44	1,600	(1,758,624)
Total TBA Sale Commitments (Proceeds — $94,580,759) — (36.6)%		(94,306,685)
Total Investments Net of TBA Sale Commitments — 159.7%		411,115,326
Liabilities in Excess of Other Assets — (59.7)%		(153,633,094)

Net Assets — 100.0%		$257,482,232

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$505,749,242

Gross unrealized appreciation	$4,230,599
Gross unrealized depreciation	(4,557,830)

Net unrealized depreciation	$(327,231)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$77,344	$(4,649)
Credit Suisse Securities (USA) LLC	$7,727,360	$(29,738)
Deutsche Bank Securities, Inc.	$36,729,414	$56,641
Goldman Sachs & Co.	$65,572,531	$(110,106)
J.P. Morgan Securities LLC	$14,124,695	$(24,140)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$16,473,136	$38,695
Morgan Stanley & Co. LLC	$16,328,554	$(25,324)
RBS Securities, Inc.	—	$15,875

(d)	Represents the current yield as of report date.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	11

Schedule of Investments (continued)	Series M Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
3	Ultra Treasury Bonds	Chicago Board of Trade	March 2014	$408,750	$(6,867)
41	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	$9,012,313	(16,285)
653	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	$80,349,609	(1,281,103)
181	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$21,595,563	(190,765)
Total					$(1,495,020)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.46%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/11/15	$100	$132
0.50%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/12/15	$42,400	78,340
0.48%[2]	3-month LIBOR	Chicago Mercantile	N/A	8/01/15	$80,000	(218,955)
0.53%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/20/15	$40,000	140,807
0.48%[2]	3-month LIBOR	Chicago Mercantile	N/A	9/26/15	$70,700	(146,089)
0.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/16/15	$91,200	(105,306)
1.41%[2]	3-month LIBOR	Chicago Mercantile	4/03/14[3]	5/31/18	$18,600	141,925
3.82%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/28/43	$8,000	(36,742)
3.71%[2]	3-month LIBOR	Chicago Mercantile	N/A	11/12/43	$8,160	264,417
3.78%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/19/43	$4,900	(114,127)
Total						$4,402

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

•	OTC interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
0.39%[1]	3-month LIBOR	Citibank N.A.	9/14/14	$43,000	$(78,415)	—	$(78,415)
0.38%[2]	3-month LIBOR	Citibank N.A.	10/03/14	$43,000	43,787	—	43,787
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	$45,965	(47,636)	—	(47,636)
0.36%[1]	3-month LIBOR	Deutsche Bank AG	10/19/14	$45,965	(32,824)	—	(32,824)
0.41%[2]	3-month LIBOR	Citibank N.A.	3/21/15	$35,830	74,333	—	74,333
0.41%[2]	3-month LIBOR	Citibank N.A.	3/22/15	$37,170	72,537	—	72,537
0.36%[1]	3-month LIBOR	Deutsche Bank AG	5/10/15	$42,400	(9,867)	—	(9,867)
2.66%[1]	3-month LIBOR	Deutsche Bank AG	9/26/42	$4,400	945,965	—	945,965
2.62%[2]	3-month LIBOR	Deutsche Bank AG	12/13/42	$4,400	(1,008,824)	—	(1,008,824)
2.89%[1]	3-month LIBOR	Goldman Sachs Bank USA	1/14/43	$3,700	622,368	—	622,368
3.01%[2]	3-month LIBOR	Deutsche Bank AG	4/02/43	$3,600	(558,356)	—	(558,356)
3.09%[1]	3-month LIBOR	Bank of America N.A.	5/20/43	$9,000	1,341,928	—	1,341,928
Total					$1,364,996	—	$1,364,996

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

12	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series M Portfolio

•	OTC total return swaps outstanding as of December 31, 2013 were as follows:

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/41	$390	$408	$61	$347
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	$223	(233)	(1,503)	1,270
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	$386	(1,408)	(3,127)	1,719
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	1/12/41	$390	(408)	(2,349)	1,941
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	$613	641	(6,445)	7,086
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/41	$613	(640)	(3,661)	3,021
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	$390	407	(5,152)	5,559
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	$390	408	(4,223)	4,631
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	$223	233	(2,944)	3,177
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/43	$367	344	(1,260)	1,604
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Deutsche Bank AG	1/12/43	$367	(344)	1,378	(1,722)
Total						$(592)	$(29,225)	$28,633

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	13

Schedule of Investments (concluded)	Series M Portfolio

different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$11,653,493	—	$11,653,493
Non-Agency Mortgage-Backed Securities	—	35,364,236	$1,229,540	36,593,776
U.S. Government Sponsored Agency Securities	—	347,505,457	—	347,505,457
U.S. Treasury Obligations	—	2,198,347	—	2,198,347
Short-Term Securities	$107,470,938	—	—	107,470,938
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(94,306,685)	—	(94,306,685)
Total	$107,470,938	$302,414,848	$1,229,540	$411,115,326

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	—	$3,755,172	—	$3,755,172
Liabilities:
Interest rate contracts	$(1,495,020)	(2,357,141)	—	(3,852,161)
Total	$(1,495,020)	$1,398,031	—	$(96,989)

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$23,000	—	—	$23,000
Cash pledged as collateral for OTC derivatives	600,000	—	—	600,000
Cash pledged for financial futures contracts	1,176,000	—	—	1,176,000
Cash pledged for centrally cleared swaps	200,000	—	—	200,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(1,800,000)	—	(1,800,000)
Total	$1,999,000	$(1,800,000)	—	$199,000

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2013	$3,103,875	$2,643,367	$298,984	$6,046,226
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(47)	—	—	(47)
Net realized gain (loss)	(467)	11,739	(10,793)	479
Net change in unrealized appreciation/depreciation[2]	(3,361)	(13,114)	1,910	(14,565)
Purchases	—	1,242,654	—	1,242,654
Sales	(3,100,000)	(2,655,106)	(290,101)	(6,045,207)
Closing Balance, as of December 31, 2013	—	$1,229,540	—	$1,229,540

[2]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $(13,114).

14	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 28.7%
BlackRock Allocation Target Shares: Series S Portfolio	6,350,110	$62,421,582

Value
Total Affiliated Investment Companies (Cost — $62,474,106*) — 28.7%	$62,421,582
Other Assets Less Liabilities — 71.3%	155,250,060

Net Assets — 100.0%	$217,671,642

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$62,474,106

Gross unrealized appreciation	—
Gross unrealized depreciation	$(52,524)

Net unrealized depreciation	$(52,524)

(a)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2013	Shares Purchased	Shares Held at December 31, 2013	Value at December 31, 2013	Income	Realized Gain
BlackRock Allocation Target Shares: Series S Portfolio	179,810	6,170,300	6,350,110	$62,421,582	$505,488	$83,216

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(134)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	$29,454,875	$53,350
(22)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	$2,624,875	24,104
(1,332)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$163,898,437	2,712,906
Total					$2,790,360

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.82%[1]	3-month LIBOR	Chicago Mercantile	10/15/23	$70,000	$970,252

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	15

Schedule of Investments (concluded)	Series P Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$62,421,582	—	—	$62,421,582

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$2,790,360	$970,252	—	$3,760,612
[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$149,524,259	—	—	$149,524,259
Cash pledged for financial futures contracts	2,056,000	—	—	2,056,000
Cash pledged for centrally cleared swaps	1,915,000	—	—	1,915,000
Total	$153,495,259	—	—	$153,495,259

There were no transfers between levels during the period ended December 31, 2013.

16	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
American Express Credit Account Master Trust, Series 2013-3, Class A, 0.98%, 5/15/19	$750	$747,893
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	669	696,621
Series 2013-2, Class B, 1.19%, 5/08/18	480	478,283
Series 2013-2, Class C, 1.79%, 3/08/19	575	570,707
Series 2013-4, Class A3, 0.96%, 4/09/18	800	801,485
Series 2013-4, Class B, 1.66%, 9/10/18	300	301,039
Series 2013-4, Class C, 2.72%, 9/09/19	300	303,523
Series 2013-5, Class C, 2.29%, 11/08/19	545	545,015
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.93%, 11/07/23 (a)(b)	298	299,161
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19	3,715	4,254,957
Series 2013-A6, Class A6, 1.32%, 9/07/18	1,248	1,256,520
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.92%, 8/15/18 (a)(b)	697	707,528
Credit Acceptance Auto Loan Trust:
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	457	459,817
Series 2012-1A, Class A, 2.20%, 9/16/19 (a)	1,150	1,158,047
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)	770	770,534
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)	1,150	1,149,726
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	535	534,495
DT Auto Owner Trust:
Series 2012-2A, Class A, 0.91%, 11/16/15 (a)	56	56,256
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)	880	881,839
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.07%, 1/15/16 (b)	795	795,174
Series 2012-1, Class C, 1.67%, 1/15/16 (b)	890	890,373
Series 2012-1, Class D, 2.27%, 1/15/16 (b)	500	500,249
Series 2012-2, Class D, 3.50%, 1/15/19	965	1,000,814
Series 2012-4, Class C, 1.39%, 9/15/16	430	431,272
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)	560	547,904
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)	540	539,676
Honda Auto Receivables Owner Trust, Series 2013-3, Class A4, 1.13%, 9/16/19	775	778,219
PFS Financing Corp., Series 2012-AA, Class A, 1.37%, 2/15/16 (a)(b)	1,000	1,000,656
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	1,300	1,285,224
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)	608	608,263
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)	256	256,603
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17	390	403,228
Series 2012-3, Class C, 3.01%, 4/16/18	1,075	1,106,294
Series 2012-5, Class C, 2.70%, 8/15/18	160	164,354

Asset-Backed Securities	Par (000)	Value
Series 2012-6, Class C, 1.94%, 3/15/18	$145	$146,162
Series 2012-AA, Class A3, 0.65%, 3/15/17 (a)	715	715,249
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	555	555,527
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)	1,330	1,326,421
Series 2013-1, Class C, 1.76%, 1/15/19	280	277,766
Series 2013-3, Class C, 1.81%, 4/15/19	450	446,997
Series 2013-4, Class A2, 0.89%, 9/15/16	415	416,160
Series 2013-A, Class C, 3.12%, 10/15/19 (a)	720	738,438
Series 2013-A, Class D, 3.78%, 10/15/19 (a)	630	649,461
SLC Private Student Loan Trust, Series 2006-A, Class A4, 0.36%, 1/15/19 (b)	52	51,540
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.64%, 3/15/22 (b)	362	354,057
Series 2004-B, Class A2, 0.44%, 6/15/21 (b)	512	505,626
SLM Private Education Loan Trust:
Series 2010-C, Class A1, 1.82%, 12/15/17 (a)(b)	16	15,540
Series 2012-B, Class A1, 1.27%, 12/15/21 (a)(b)	140	140,727
Series 2012-C, Class A1, 1.27%, 8/15/23 (a)(b)	575	577,770
Series 2012-E, Class A1, 0.92%, 10/16/23 (a)(b)	916	916,230
Series 2013-4, Class A, 0.72%, 6/25/27 (b)	729	726,888
Series 2013-A, Class A1, 0.77%, 8/15/22 (a)(b)	2,079	2,076,004
Series 2013-C, Class A1, 1.02%, 2/15/22 (a)(b)	895	897,925
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.69%, 11/15/18	775	770,662
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	330	320,721
Total Asset-Backed Securities — 17.7%		38,907,620

Corporate Bonds
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	278	280,666
Airlines — 0.6%
UAL Pass-Through Trust:
10.40%, 5/01/18	300	340,192
9.75%, 7/15/18	402	462,201
Virgin Australia 2013-1A Trust, 5.00%, 10/23/25 (a)	600	619,500

		1,421,893
Auto Components — 0.4%
Delphi Corp., 5.88%, 5/15/19	820	867,150
Automobiles — 0.7%
Daimler Finance North America LLC:
1.30%, 7/31/15 (a)(c)	1,340	1,347,862
1.45%, 8/01/16 (a)	300	301,787

		1,649,649

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	17

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Beverages — 0.5%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)	$1,000	$1,023,986
Capital Markets — 4.0%
Deutsche Bank AG, 6.00%, 9/01/17	900	1,027,955
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16	489	529,183
3.63%, 2/07/16	1,761	1,848,134
5.95%, 1/18/18	2,600	2,956,039
Morgan Stanley:
3.80%, 4/29/16 (c)	734	776,447
5.75%, 10/18/16	250	279,049
6.63%, 4/01/18	1,000	1,170,094
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	140	150,764

		8,737,665
Commercial Banks — 2.6%
ABN AMRO Bank NV, 1.04%, 10/28/16 (a)(b)	550	550,825
Amsouth Bank, Series AI, 5.20%, 4/01/15	800	838,000
Banque Federative du Credit Mutuel SA, 1.09%, 10/28/16 (a)(b)	500	501,525
BNP Paribas SA, 1.25%, 12/12/16 (c)	2,100	2,101,539
KeyCorp, 2.30%, 12/13/18	700	694,921
Regions Financial Corp., 2.00%, 5/15/18	1,000	968,312
Standard Chartered PLC, 5.50%, 11/18/14 (a)	150	156,058

		5,811,180
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)	900	929,599
4.63%, 1/31/18 (a)	200	207,044

		1,136,643
Communications Equipment — 0.2%
Motorola Solutions, Inc., 6.00%, 11/15/17	300	341,237
Computers & Peripherals — 0.4%
Hewlett-Packard Co.:
2.63%, 12/09/14 (c)	360	365,981
2.20%, 12/01/15	310	316,822
Seagate HDD Cayman, 3.75%, 11/15/18 (a)	250	252,813

		935,616
Consumer Finance — 2.2%
American Express Credit Corp.:
2.75%, 9/15/15 (c)	1,005	1,040,031
1.30%, 7/29/16	1,260	1,269,750
2.80%, 9/19/16	500	522,440
Capital One Financial Corp.:
3.15%, 7/15/16	800	836,058
5.25%, 2/21/17	1,000	1,081,218

		4,749,497
Diversified Financial Services — 9.7%
Bank of America Corp.:
1.25%, 1/11/16	644	646,899
6.50%, 8/01/16	1,107	1,249,900
5.65%, 5/01/18	1,960	2,231,007
Citigroup, Inc.:
1.25%, 1/15/16	850	852,821
3.95%, 6/15/16	240	255,336
1.70%, 7/25/16 (c)	2,706	2,731,496
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	1,129	1,295,708
5.63%, 9/15/15	994	1,069,812
4.21%, 4/15/16	100	106,554
3.98%, 6/15/16	120	127,608
8.00%, 12/15/16	500	591,293

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
2.88%, 10/01/18	$875	$895,646
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	600	624,000
ING US, Inc., 2.90%, 2/15/18	1,502	1,536,225
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18	1,000	1,007,355
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	726,783
2.60%, 1/15/16 (c)	940	968,187
3.45%, 3/01/16	573	600,988
3.15%, 7/05/16	939	984,431
6.40%, 10/02/17 (c)	655	760,167
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	250	286,030
LeasePlan Corp NV, 2.50%, 5/16/18 (a)	800	777,760
Novus USA Trust, Series 2013-1, 1.54%, 2/28/14 (a)(b)	1,000	1,001,246

		21,327,252
Diversified Telecommunication Services — 3.0%
AT&T Inc., 0.90%, 2/12/16 (c)	1,040	1,034,716
Verizon Communications, Inc.:
2.50%, 9/15/16	4,390	4,539,418
5.50%, 4/01/17	833	939,068

		6,513,202
Electric Utilities — 1.2%
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	540	569,704
Progress Energy, Inc., 5.63%, 1/15/16	1,000	1,088,524
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)	926	952,467

		2,610,695
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	402,675
Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15	430	460,633
2.50%, 10/15/17	155	156,642

		617,275
Food Products — 1.2%
Kraft Foods Group, Inc., 2.25%, 6/05/17	450	455,658
WM Wrigley Jr. Co., 2.00%, 10/20/17 (a)	2,200	2,193,888

		2,649,546
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%, 11/15/15	425	464,213
Health Care Providers & Services — 0.9%
Aetna, Inc., 6.00%, 6/15/16	325	363,267
WellPoint, Inc.:
1.25%, 9/10/15	306	308,127
2.38%, 2/15/17	500	506,146
1.88%, 1/15/18	750	741,608

		1,919,148
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 1.88%, 12/15/17	550	546,444
Insurance — 4.1%
American International Group, Inc.:
4.88%, 9/15/16	1,553	1,705,702
3.80%, 3/22/17	750	800,924
5.45%, 5/18/17	375	419,145
Genworth Holdings, Inc., 6.52%, 5/22/18	563	640,364
Hartford Financial Services Group, Inc., 4.00%, 10/15/17	135	143,589

18	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Lincoln National Corp., 4.30%, 6/15/15 (c)	$810	$849,175
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17	1,000	1,007,114
9.25%, 4/15/19	600	777,277
Prudential Financial, Inc., 6.00%, 12/01/17 (c)	1,250	1,437,375
XLIT Ltd.:
5.25%, 9/15/14 (c)	850	876,097
2.30%, 12/15/18	300	294,657

		8,951,419
IT Services — 0.4%
Computer Sciences Corp., 2.50%, 9/15/15	345	352,147
The Western Union Co., 2.38%, 12/10/15	500	511,655

		863,802
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	1,250	1,278,349
Machinery — 0.3%
Crane Co., 2.75%, 12/15/18	250	248,781
Pentair Finance SA, 1.35%, 12/01/15	400	402,462

		651,243
Media — 2.8%
Comcast Cable Communications LLC, 8.88%, 5/01/17 (c)	1,000	1,227,997
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	1,746	1,816,229
2.40%, 3/15/17	295	300,327
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14	1,010	1,051,663
2.25%, 11/15/17	247	243,512
Omnicom Group, Inc., 5.90%, 4/15/16	250	276,355
TCM Sub LLC, 3.55%, 1/15/15 (a)	200	205,577
Thomson Reuters Corp., 1.30%, 2/23/17	300	298,677
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	650	673,563

		6,093,900
Metals & Mining — 1.4%
Anglo American Capital PLC, 9.38%, 4/08/14 (a)(c)	1,200	1,226,602
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	335	336,870
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14 (c)	910	934,718
1.88%, 11/02/15	510	520,092

		3,018,282
Multi-Utilities — 0.4%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	405,471
PSEG Power LLC, 2.45%, 11/15/18	500	493,512

		898,983
Oil, Gas & Consumable Fuels — 2.2%
Enterprise Products Operating LLC, 9.75%, 1/31/14 (c)	1,695	1,706,857
Petrohawk Energy Corp.:
7.25%, 8/15/18 (c)	630	679,140
6.25%, 6/01/19	300	330,600
Pioneer Natural Resources Co., 5.88%, 7/15/16	1,290	1,430,980

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	$410	$419,589
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16	332	375,506

		4,942,672
Pharmaceuticals — 1.8%
Mylan, Inc., 6.00%, 11/15/18 (a)	1,000	1,065,595
Perrigo PLC, 2.30%, 11/08/18 (a)	500	493,514
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,900	2,056,750
Zoetis, Inc., 1.15%, 2/01/16	250	250,284

		3,866,143
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)	290	285,616
Real Estate Investment Trusts (REITs) — 4.9%
ERP Operating LP:
6.58%, 4/13/15	900	966,226
5.13%, 3/15/16	432	469,344
5.38%, 8/01/16	568	626,263
HCP, Inc.:
3.75%, 2/01/16	130	136,605
6.00%, 1/30/17	750	840,549
Health Care REIT, Inc.:
6.20%, 6/01/16	600	667,061
4.70%, 9/15/17	1,450	1,576,146
ProLogis LP:
4.00%, 1/15/18 (c)	1,400	1,483,908
6.63%, 5/15/18	500	583,985
The Retail Property Trust, 7.88%, 3/15/16 (a)	1,750	1,977,241
Ventas Realty LP, 1.55%, 9/26/16	1,343	1,352,530

		10,679,858
Road & Rail — 1.9%
CSX Corp., 6.25%, 3/15/18	450	520,051
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)	780	902,603
Kansas City Southern de Mexico SA de CV, 0.94%, 10/28/16 (b)	850	850,230
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)	818	841,297
2.50%, 3/15/16 (a)(c)	450	461,033
3.38%, 3/15/18 (a)	515	527,957

		4,103,171
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	1,000	991,550
Tobacco — 0.4%
Lorillard Tobacco Co., 2.30%, 8/21/17	607	608,338
Reynolds American, Inc., 1.05%, 10/30/15	250	250,795

		859,133
Trading Companies & Distributors — 0.7%
Air Lease Corp., 3.38%, 1/15/19	500	500,000
GATX Corp., 2.50%, 3/15/19	1,000	991,507

		1,491,507
Wireless Telecommunication Services — 1.3%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)	1,410	1,399,425

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	19

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	$100	$99,048
SBA Tower Trust, 4.25%, 4/15/40 (a)	255	258,185
Vodafone Group PLC, 0.90%, 2/19/16 (c)	1,170	1,174,096

		2,930,754
Total Corporate Bonds — 52.8%		115,912,014

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	1,010	1,033,654
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (a)(c)	620	637,178
Eksportfinans ASA, 3.00%, 11/17/14	460	461,840
Petrobras Global Finance BV, 2.00%, 5/20/16	443	442,650
Petrobras International Finance Co., 3.88%, 1/27/16	380	391,196
Sinopec Capital Ltd., 1.25%, 4/24/16 (a)	750	747,046
Total Foreign Agency Obligations — 1.7%		3,713,564

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.71%, 11/19/47 (a)(b)	800	808,282
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.79%, 10/25/34 (b)	77	75,772
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.91%, 11/25/34 (b)	7	6,889
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.79%, 5/20/34 (b)	204	191,161
Holmes Master Issuer PLC:
Series 2011-3A, Class A2, 1.79%, 10/21/54 (a)(b)	270	272,021
Series 2011-3X, Class A2, 1.79%, 10/15/54 (b)	379	382,659
Series 2012-1A, Class A2, 1.89%, 10/15/54 (a)(b)	1,091	1,104,453
Series 2012-1X, Class A2, 1.89%, 10/15/54 (b)	914	924,867
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.64%, 12/22/54 (a)(b)	447	454,059
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.50%, 6/25/34 (b)	192	195,979

		4,416,142
Commercial Mortgage-Backed Securities — 26.1%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A3, 5.45%, 1/15/49	235	234,365
Series 2007-3, Class A1A, 5.65%, 6/10/49 (b)	576	627,588
Series 2007-3, Class A2, 5.80%, 6/10/49 (b)	41	40,536
Series 2007-5, Class A3, 5.62%, 2/10/51	1,095	1,099,028
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A2, 4.50%, 7/10/43	88	88,591

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PWR8, Class A4 4.67%, 6/11/41	$2,686	$2,793,755
Series 2006-PW12, Class A4, 5.71%, 9/11/38 (b)	1,000	1,093,101
Series 2007-PW15, Class A1A, 5.32%, 2/11/44	794	869,964
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (b)	700	785,004
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (b)	750	840,371
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)	856	946,471
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class A4, 5.39%, 7/15/44 (b)	875	927,732
Series 2007-CD4, Class A2B, 5.21%, 12/11/49	13	12,965
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)	775	863,331
Commercial Mortgage Pass-Through Certificates: Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)	1,930	1,946,143
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	829	887,261
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)	640	721,684
Series 2008-C1, Class A2, 6.23%, 2/15/41 (b)	355	356,506
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)	670	689,635
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,762,346
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)	1,115	1,118,797
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	454	435,783
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	970	991,517
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.35%, 4/15/22 (a)(b)	1,127	1,123,895
Del Coronado Trust, Series 2013-HDC, Class A, 0.97%, 3/15/26 (a)(b)	325	323,488
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.92%, 6/17/49 (a)(b)	1,045	1,139,001
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)	327	326,842
GE Capital Commercial Mortgage Corp. Trust:
Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)	807	880,917
Series 2007-C1, Class A2, 5.42%, 12/10/49	562	561,405
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)	871	879,800
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 5.83%, 7/10/38 (b)	1,178	1,287,070
Series 2007-GG9, Class AM, 5.48%, 3/10/39	500	532,051

20	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Trust:
Series 2006-GG6, Class A4, 5.55%, 4/10/38 (b)	$1,000	$1,076,805
Series 2007-GG10, Class A1A, 5.80%, 8/10/45 (b)	869	953,586
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	1,675	1,676,367
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C2, Class A3, 5.28%, 5/15/41 (b)	372	372,953
Series 2004-C3, Class A5, 4.88%, 1/15/42	540	554,365
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	569	574,920
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (b)	617	648,319
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	2,910	3,185,577
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (b)	1,029	1,128,607
Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,750	1,923,199
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)	954	1,070,562
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A6, 4.79%, 10/15/14 (b)	370	375,144
Series 2005-C2, Class A5 5.15%, 4/15/30 (b)	450	468,634
Series 2005-C5, Class A4, 4.95%, 9/15/30	786	820,595
Series 2007-C1, Class A4, 5.42%, 2/15/40	580	639,191
Series 2007-C2, Class A3, 5.43%, 2/15/40	797	877,543
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	285	312,477
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)	1,350	1,543,043
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (b)	500	519,387
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class A1A, 5.17%, 12/12/49	1,001	1,091,016
Series 2006-4, Class AM, 5.20%, 12/12/49	750	818,992
Morgan Stanley Capital I Trust:
Series 2005-HQ7, Class A4, 5.21%, 11/14/42 (b)	800	841,403
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	888	970,450
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	636	693,799
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)	195	197,660
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	732	737,901
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)	192	190,333
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)	885	876,100
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	261	258,317

	Par
Non-Agency Mortgage-Backed Securities	(000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C32, Class A1A, 5.92%, 6/15/49 (b)	$919	$1,014,011
Series 2006-C23, Class A4, 5.42%, 1/15/45 (b)	1,310	1,396,914
Series 2006-C28, Class A2, 5.50%, 10/15/48	68	68,632
Series 2006-C29, Class A1A, 5.30%, 11/15/48	793	869,792
Series 2007-C33, Class A4, 5.92%, 2/15/51 (b)	570	621,657
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	310	308,126
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)	480	503,202

		57,366,522
Interest Only Commercial Mortgage-Backed Securities — 1.8%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.94%, 8/15/45 (b)	1,108	122,320
Series 2013-CR7, Class XA, 1.61%, 3/10/46 (b)	3,637	322,181
Series 2013-LC13, Class XA, 1.47%, 8/10/46 (b)	5,652	461,263
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.94%, 12/15/47 (b)	4,718	493,054
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 1.10%, 1/15/47 (b)	3,665	254,897
Series 2013-LC11, Class XA, 1.59%, 4/15/46 (b)	5,281	504,021
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.26%, 11/15/46 (b)	4,250	346,630
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.26%, 11/15/45 (a)(b)	3,350	411,758
Series 2013-C14, Class XA, 0.94%, 6/15/46 (b)	9,899	582,741
Series 2013-C15, Class XA, 0.72%, 8/15/46 (b)	7,853	331,538

		3,830,403
Total Non-Agency Mortgage-Backed Securities — 29.9%		65,613,067

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14	25	25,685
3.95%, 11/01/15	175	185,449
Total Taxable Municipal Bonds — 0.1%		211,134

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.7%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	697	754,176
Series 3986, Class M, 4.50%, 9/15/41	609	650,786

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	21

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Ginnie Mae:
Series 2006-3, Class B, 5.09%, 1/16/37 (b)	$112	$114,594
Series 2006-68, Class B, 5.16%, 6/16/31 (b)	107	106,687

		1,626,243
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multi-Family Structured Pass-Through Certificates, Series K003, Class A2, 3.61%, 6/25/14	116	116,568
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2013-M5, Class X2, 2.40%, 1/25/22	1,567	200,831
Freddie Mac, Series K710, Class X1, 1.78%, 5/25/19 (b)	2,891	232,696

		433,527
Mortgage-Backed Securities — 10.7%
Fannie Mae Mortgage-Backed Securities:
2.00%, 1/01/29 (f)	500	481,484
2.50%, 12/01/27-1/01/29 (f)	9,053	8,963,872
3.00%, 1/01/29 (f)	6,200	6,327,148
3.50%, 1/01/29 (f)	3,150	3,294,088
5.00%, 7/01/19-7/01/25	2,252	2,410,942
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21	1,033	1,093,987
5.50%, 5/01/22	904	961,754

		23,533,275
Total U.S. Government Sponsored Agency Securities — 11.7%		25,709,613

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25%, 5/31/15 (c)	$1,464	$1,464,687
0.63%, 8/15/16-12/15/16 (c)	34,999	34,918,624
1.00%, 10/31/16 (c)	2,225	2,241,861
2.00%, 11/30/20	75	73,008
Total U.S. Treasury Obligations — 17.6%		38,698,180
Total Long-Term Investments Cost — $289,559,602) — 131.5%		288,765,192

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (g)	507,603	507,603
Total Short-Term Securities (Cost — $507,603) — 0.2%		507,603
Total Investments Before Options Written (Cost — $290,067,205*) — 131.7%		289,272,795

Options Written
(Premiums Received — $128,050) — (0.1)%		(105,967)
Total Investments Net of Options Written — 131.6%		289,166,828
Liabilities in Excess of Other Assets — (31.6)%		(69,480,047)

Net Assets — 100.0%		$219,686,781

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$289,987,512

Gross unrealized appreciation	$1,235,894
Gross unrealized depreciation	(1,950,611)

Net unrealized depreciation	$(714,717)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Convertible security.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation
Credit Suisse Securities (USA) LLC	$5,504,149	$(9,582)
Goldman Sachs & Co.	$3,294,088	$(15,873)
Morgan Stanley & Co. LLC	$6,327,148	$(10,898)

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

22	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (continued)	Series S Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	2/07/13	Open	$281,354	$282,249
Barclays Capital, Inc.	0.35%	2/07/13	Open	934,301	937,272
Barclays Capital, Inc.	0.35%	2/07/13	Open	1,278,225	1,282,288
Credit Suisse Securities (USA) LLC	0.35%	2/11/13	Open	763,075	765,479
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	335,700	336,588
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	635,500	637,181
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	655,988	657,722
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	715,700	717,593
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	812,025	814,172
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	846,812	849,052
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,006,688	1,009,350
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,015,050	1,017,734
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,970,438	1,975,648
BNP Paribas Securities Corp.	(0.05)%	4/18/13	Open	4,105,000	4,103,535
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	743,000	744,677
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	1,116,000	1,118,519
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	1,227,000	1,229,770
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	990,000	991,839
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	1,392,000	1,394,586
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	1,409,000	1,411,618
BNP Paribas Securities Corp.	(0.05)%	10/29/13	Open	15,118,875	15,117,531
BNP Paribas Securities Corp.	0.10%	10/30/13	Open	440,000	440,076
Deutsche Bank Securities, Inc.	(0.23)%	12/05/13	Open	3,504,375	3,503,770
Deutsche Bank Securities, Inc.	0.03%	12/05/13	Open	2,252,812	2,252,863
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.03%	12/05/13	Open	7,518,750	7,518,913
BNP Paribas Securities Corp.	0.02%	12/10/13	Open	1,959,750	1,959,774
Deutsche Bank Securities, Inc.	0.38%	12/12/13	Open	1,993,000	1,993,421
Deutsche Bank Securities, Inc.	0.38%	12/12/13	Open	2,619,000	2,619,553
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.01)%	12/12/13	Open	1,464,000	1,463,991
Total				$59,103,418	$59,146,764

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
436	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	$95,838,250	$(133,465)
(272)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	$32,453,000	364,568
(92)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$11,320,312	162,461
Total					$393,564

•	OTC interest rate swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	7/11/14	$6,500	$(187)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	7/11/14	$6,500	(105,780)
Total								$(105,967)

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	23

Schedule of Investments (continued)	Series S Portfolio

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.48%[1]	3-month LIBOR	Chicago Mercantile	10/15/15	$6,800	$(6,945)
0.84%[1]	3-month LIBOR	Chicago Mercantile	8/16/16	$4,500	(25,469)
0.99%[1]	3-month LIBOR	Chicago Mercantile	9/04/17	$3,950	41,254
1.16%[1]	3-month LIBOR	Chicago Mercantile	7/15/18	$6,500	86,961
Total					$95,801

[1]	Fund pays the fixed rate and receives the floating rate.

•	Centrally cleared credit default swaps — sold protection outstanding as of December 31, 2013 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.IG Series 21
Version 1	1.00%	Chicago Mercantile	12/20/18	BBB+	$4,500	$984

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC credit default swaps — buy protection outstanding as of December 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Depreciation
State of Israel	1.00%	Deutsche Bank AG	3/20/19	$2,025	$1,734	$2,455	$(721)
State of Israel	1.00%	Deutsche Bank AG	3/20/19	$125	107	134	(27)
Total					$1,841	$2,589	$(748)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

24	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013

Schedule of Investments (concluded)	Series S Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$38,907,620	—	$38,907,620
Corporate Bonds	—	114,512,589	$1,399,425	115,912,014
Foreign Agency Obligations	—	3,713,564	—	3,713,564
Non-Agency Mortgage-Backed Securities	—	65,008,120	604,947	65,613,067
Taxable Municipal Bonds	—	211,134	—	211,134
U.S. Government Sponsored Agency Securities	—	25,709,613	—	25,709,613
U.S. Treasury Obligations	—	38,698,180	—	38,698,180
Short-Term Securities	$507,603	—	—	507,603
Total	$507,603	$286,760,820	$2,004,372	$289,272,795

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$393,564	$128,215	—	$521,779
Credit contracts	—	984	—	984
Liabilities:
Interest rate contracts	—	(138,381)	—	(138,381)
Credit contracts	—	(748)	—	(748)
Total	$393,564	$(9,930)	—	$383,634

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,593,461	—	—	$2,593,461
Cash pledged for financial futures contracts	243,000	—	—	243,000
Cash pledged for centrally cleared swaps	260,000	—	—	260,000
Liabilities:
Reverse repurchase agreements	—	$(59,146,764)	—	(59,146,764)
Total	$3,096,461	$(59,146,764)	—	$(56,050,303)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2013	$3,151,630	$345,121	$3,496,751
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,000,000)	—	(1,000,000)
Accrued discounts/premiums	5,639	82	5,721
Net realized gain (loss)	—	1,011	1,011
Net change in unrealized appreciation/depreciation[2]	(17,844)	(2,509)	(20,353)
Purchases	—	348,483	348,483
Sales	(740,000)	(87,241)	(827,241)
Closing Balance, as of December 31, 2013	$1,399,425	$604,947	$2,004,372

[2] The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $(19,452).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2013	25

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: February 24, 2014